Contract Acquisition Costs, Net - Amortization Expense Related (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 189,990	$ 92,521	$ 96,970
Conversion costs
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	28,811	27,392	17,816
Payments for processing rights
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization expense	$ 19,804	$ 17,039	$ 16,209